Operating Lease - Schedule of Operating Lease Cost and Short-term Lease Cost (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease, Cost [Abstract]
Operating lease cost	$ 908,008	$ 971,854
Short-term lease cost	1,032,818	425,129
Total lease cost	$ 1,940,826	$ 1,396,983